SHAREHOLDERS' DEFICIT - Preferred Stock Shares (Details) - $ / shares	Sep. 30, 2021	Dec. 31, 2020
Shareholders' Equity
Preferred shares, shares authorized	1,000,000	1,000,000
Preferred shares, par value	$ 0.0001	$ 0.0001
Preference shares, shares issued	0	0
Preference shares, shares outstanding	0	0